Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Pacific Basin Fund	Dec. 30, 2022
Fidelity Pacific Basin Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.40%
Past 5 years	15.63%
Past 10 years	13.26%
Fidelity Pacific Basin Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.95%)
Past 5 years	13.92%
Past 10 years	11.60%
Fidelity Pacific Basin Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.52%
Past 5 years	12.42%
Past 10 years	10.64%
F0342
Average Annual Return:
Past 1 year	(3.25%)
Past 5 years	9.59%
Past 10 years	7.81%